Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The financial statements and related disclosures have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The financial statements have been prepared using the accrual basis of accounting in accordance with Generally Accepted Accounting Principles (“GAAP”) of the United States.

Basis of Presentation

The financial statements and related disclosures have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The financial statements have been prepared using the accrual basis of accounting in accordance with Generally Accepted Accounting Principles (“GAAP”) of the United States.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ materially from those estimates.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ materially from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents

For purposes of reporting cash flows, the Company considers cash and cash equivalents to include highly liquid investments with original maturities of 90 days or less. Those are readily convertible into cash and not subject to significant risk from fluctuations in interest rates. The recorded amounts for cash equivalents approximate fair value due to the short-term nature of these financial instruments.

During the years ended December 31, 2020 and December 31, 2019 the Company did not maintain its own bank account. In January, 2021, the Company opened a separate bank account; therefore, the cash balance on March 31, 2021 is shown as cash and cash equivalents.

On July 17, 2020, VitaNova acquired a super majority of the Company, which at the time was a shell. At the time, the Company had no assets at, and its operating capital was provided by VitaNova pursuant to a Promissory Note dated August 17, 2020. On September 20, 2020, VitaNova commenced a private placement on behalf of the Company and raised $351,093 during the year ended December 31, 2020. The proceeds from the Company’s capital raise were deposited into VitaNova’s bank account and recorded on the Company’s books as “Due from Related Party.” In 2021, the Company completed its private placement by raising an additional $205,036. Those proceeds were deposited into a Company bank account opened on February 23, 2021.

Cash and cash equivalents

For purposes of reporting cash flows, the Company considers cash and cash equivalents to include highly liquid investments with original maturities of 90 days or less. Those are readily convertible into cash and not subject to significant risk from fluctuations in interest rates. The recorded amounts for cash equivalents approximate fair value due to the short-term nature of these financial instruments.

During the years ended December 31, 2020 and December 31, 2019 the Company did not maintain its own bank account. On July 17, 2020, VitaNova acquired a super majority of the Company, which at the time was a shell. At the time, the Company had no assets at, and its operating capital was provided by VitaNova pursuant to a Promissory Note dated August 17, 2020. On September 20, 2020, VitaNova commenced a private placement on behalf of the Company and raised $351,093 during the year ended December 31, 2020. The proceeds from the Company’s capital raise were deposited into VitaNova’s bank account and recorded on the Company’s books as “Due from Related Party.” In 2021, the Company completed its private placement by raising an additional $205,036. Those proceeds were deposited into a Company bank account opened on February 23, 2021.

Due from related party and Due to related party - VitaNova Partners, LLC

Due from related party and Due to related party – VitaNova Partners, LLC

VitaNova owns approximately 22.05% of the Company. The Company currently has one director who is also the Company’s Chief Executive Officer as well as the Chief Executive Officer and Secretary of VitaNova.

During 2020, the Company’s funds were held as due the Company in a bank account owned by VitaNova. For the year ended December 31, 2020, VitaNova held $65,179 for the benefit of the Company. The Company

In January, 2021, the Company opened its own bank account.

Due from related party – VitaNova Partners, LLC

VitaNova owns approximately 28.75% of the Company. The Company currently has one director who is also the Company’s Chief Executive Officer as well as the Chief Executive Officer and Secretary of VitaNova.

During 2020, the Company’s funds were held as due the Company in a bank account owned by VitaNova. For the year ended December 31, 2020, VitaNova held $51,179 for the benefit of the Company. For the year ended December 31, 2019, the Company recorded a liability due to a related party, VitaNova, of $6,514 for expenses incurred by the Company but paid by VitaNova.

Revenue and Direct cost of revenue

Revenue and Direct cost of revenue

During 2020, the Company subleased its leased land to an unrelated entity. The subleased revenue is shown as revenue and the associated cost of the sublease is recognized as a direct cost of this revenue.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company has determined the deferred tax assets and liabilities on the basis of the differences between the financial statement and tax basis of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Company determines that it would be able to realize our deferred tax assets in the future in excess of their net recorded amount, it would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, it recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations. As of December 31, 2020, and December 31, 2019, no accrued interest or penalties are included on the related tax liability line in the balance sheet and no deferred tax asset is recognized.

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company has determined the deferred tax assets and liabilities on the basis of the differences between the financial statement and tax basis of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Company determines that it would be able to realize our deferred tax assets in the future in excess of their net recorded amount, it would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, it recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations. As of December 31, 2020, and December 31, 2019, no accrued interest or penalties are included on the related tax liability line in the balance sheet and no deferred tax asset is recognized.

Net Income (Loss) Per Share

Net Income (Loss) per Share

Basic net (loss) per share is computed by dividing net income (loss) attributed to VETANOVA available to common shareholders for the period by the weighted average number of common shares outstanding for the period. Diluted net income (loss) per share is computed by dividing the net income for the period by the weighted average number of common and potential common shares outstanding during the period.

As of December 31, 2020, and March 31, 2021, there were no dilutive effect from the warrants issued since it would be anti-dilutive.

Net Income (Loss) per Share

Basic net (loss) per share is computed by dividing net income (loss) attributed to VETANOVA available to common shareholders for the period by the weighted average number of common shares outstanding for the period. Diluted net income (loss) per share is computed by dividing the net income for the period by the weighted average number of common and potential common shares outstanding during the period.

As of December 31, 2020, there were no dilutive effect from the warrants issued since it would be anti-dilutive. As of December 31, 2019, there were no warrants or options outstanding.

Accounting for Equity Raise

Accounting for Equity Raise

The Company recently completed a private placement and raised $556,127 by issuing 55,612,900 common shares along with 55,612,900 warrants expiring on September 30, 2022 exercisable at $0.20 per share. During the twelve months ended December 31, 2020, the Company closed on $351,092 in equity and issued 35,109,231 common shares and 35,109,231 warrants. During the three months ended March 31, 2021, the Company closed on $205,035 Accounting Standards Codification (“ASC”) requires the Company to first analyze the warrant to determine if the warrant is a liability or equity instrument.

The warrants in the offering qualifies as equity. The issued warrant does not obligate the Company to repurchase its shares by transferring an asset. The warrant does not obligate the Company to settle the warrant by issuing a variable number of shares if the monetary value of the obligation is based on a predetermined fixed amount, variation in something other than the issuer’s stock price, or variations inversely related to the issuers stock price. Therefore, since there is no obligation on behalf of the Company, the warrants should be classified as equity.

The next step is to determine the fair value of the equity unit. The Company’s offering does not meet any of the four areas of ASC 820-10-30-3A requiring a fair value calculation; therefore, fair value equals the actual transaction value. The next step is to compute the fair in order to determine the allocation of value between the common shares and the warrants issued (ASC 815). The Company performed this calculation which gave a value of 50% to the warrant and 50% to the common shares.

The following variables were used to calculate the warrant value:

●	Annualized volatility of 865%
●	Expected life in years of 1.02
●	Discount rate – bond equivalent (US Treasury 5-year coupon rate) of 0.37%

The common share value was computed by evaluating each equity raise closing date to VTNA’s market stock price to the price issue, which was $0.01/share.

Accounting for Equity Raise

The Company recently completed a private placement and raised $556,129 by issuing 55,612,900 common shares along with 55,612,900 warrants expiring on September 30, 2022 exercisable at $0.20 per share. During the twelve months ended December 31, 2020, the Company closed on $351,092 in equity and issued 35,109,231 common shares and 35,109,231 warrants. Accounting Standards Codification (“ASC”) requires the Company to first analyze the warrant to determine if the warrant is a liability or equity instrument.

The warrants in the offering qualifies as equity. The issued warrant does not obligate the Company to repurchase its shares by transferring an asset. The warrant does not obligate the Company to settle the warrant by issuing a variable number of shares if the monetary value of the obligation is based on a predetermined fixed amount, variation in something other than the issuer’s stock price, or variations inversely related to the issuers stock price. Therefore, since there is no obligation on behalf of the Company, the warrants should be classified as equity.

The next step is to determine the fair value of the equity unit. The Company’s offering does not meet any of the four areas of ASC 820-10-30-3A requiring a fair value calculation; therefore, fair value equals the actual transaction value. The next step is to compute the fair in order to determine the allocation of value between the common shares and the warrants issued (ASC 815). The Company performed this calculation which gave a value of 50% to the warrant and 50% to the common shares.

The following variables were used to calculate the warrant value:

●	Annualized volatility of 865%
●	Expected life in years of 1.02
●	Discount rate – bond equivalent (US Treasury 5-year coupon rate) of 0.37%

The common share value was computed by evaluating each equity raise closing date to VTNA’s market stock price to the price issue, which was $0.01/share.